INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of Inventories
	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Raw materials and consumables	10,053	12,094
Work-in-progress	4,498	3,948
Finished goods	5,382	6,461

	19,933	22,503

Schedule of Movement on Inventory Provision
	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Opening provision at January 1	16,274	12,063	9,781
Charged during the year	2,291	7,391	5,589
Utilised during the year	(5,456)	(3,180)	(3,307)
Eliminated on disposal of business	(1,765)	-	-

Closing provision at December 31	11,344	16,274	12,063